Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly-liquid investments that have maturities of three months or less when acquired to be cash equivalents. As of March 31, 2025 and December 31, 2024, cash and cash equivalents consisted of certificates of deposit with maturities of three months or less at purchase. During the three months ended March 31, 2025, the Company earned $0.2 million of interest income from certificates of deposit classified as cash equivalents. The interest income is included in interest income in the condensed consolidated statements of operations. There was no interest earned on certificates of deposit during the three month ended March 31, 2024.

Cash and cash equivalents

The Company considers all highly-liquid investments that have maturities of three months or less when acquired to be cash equivalents. As of December 31, 2024, cash and cash equivalents consisted of certificates of deposit with maturities of three months or less at purchase. There were no cash equivalents as of December 31, 2023. During the year ended December 31, 2024, the Company earned $0.1 million of interest income from a certificate of deposit. The interest income is included in interest income in the consolidated statements of operations.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits, and a portion of its cash and cash equivalent and short-term investment balances are in the form of certificate of deposit accounts with financial institutions that management believes are creditworthy. The Company has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash and cash equivalents.

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits, and a portion of its cash and cash equivalent balances are in the form of certificate of deposit accounts with financial institutions that management believes are creditworthy. The Company has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash and cash equivalents.

Fair Value Measurements

Fair Value Measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

There were no transfers between Levels 1, 2, or 3, of such instruments during the three months ended March 31, 2025. The carrying amounts of the Company’s cash and cash equivalents, short-term investments (certificates of deposit), prepaid expenses, accounts payable, and accrued expenses and other current liabilities approximate their fair values due to their short-term nature. See Note 6 for further information.

Fair Value Measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

There were no transfers between Levels 1, 2, or 3, of such instruments during the year ended December 31, 2024. The carrying amounts of the Company’s cash and cash equivalents, prepaid expenses, accounts payable, and accrued expenses and other current liabilities approximate their fair values due to their short-term nature. See Note 6 for further information.

Research and development costs

Research and development costs

Research and development costs consist primarily of cost of related party subcontractors and materials used for research and development activities, including preclinical studies, clinical trials, materials and supplies, and professional services. The costs of services performed by others in connection with the research and development activities of the Company, including research and development conducted by others on behalf of the Company, is included in research and development costs and expensed as the contracted work is performed. The Company accrues for costs incurred as the services are being provided by monitoring the status of the project and the invoices received from its external service providers. Where contingent milestone payments are due to third parties under research and development arrangements, the milestone payment obligations are expensed when the milestone results are probable to be achieved.

Research and development costs

Research and development costs consist primarily of cost of related party subcontractors and materials used for research and development activities, including preclinical studies, clinical trials, materials and supplies, and professional services. The costs of services performed by others in connection with the research and development activities of the Company, including research and development conducted by others on behalf of the Company, is included in research and development costs and expensed as the contracted work is performed. The Company accrues for costs incurred as the services are being provided by monitoring the status of the project and the invoices received from its external service providers. Where contingent milestone payments are due to third parties under research and development arrangements, the milestone payment obligations are expensed when the milestone results are probable to be achieved.

Income taxes

Income taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered or settled. Realization of deferred tax assets is dependent upon future taxable income. A valuation allowance is recognized if it is more likely than not that some portion or all of a deferred tax asset will not be realized based on the weight of available evidence, including expected future earnings. As of March 31, 2025 and December 31, 2024, management believes it is more likely than not that no benefits will be derived from the Company’s deferred tax assets.

The Company recognizes an uncertain tax position in its financial statements when it concludes that a tax position is more likely than not to be sustained upon examination based solely on its technical merits. Only after a tax position passes the first step of recognition will measurement be required. Under the measurement step, the tax benefit is measured as the largest amount of benefit that is more likely than not to be realized upon effective settlement. This is determined on a cumulative probability basis. The full impact of any change in recognition or measurement is reflected in the period in which such change occurs. As of March 31, 2025 and December 31, 2024, the Company has not recorded any uncertain tax positions.

The tax years from 2021 and forward are subject to examination by federal tax and state tax authorities. In addition, tax years with net operating loss carryforwards are subject to examination, three years following the year they are utilized. The Company has not been informed by any tax authorities for any jurisdiction that any of its tax years is under examination.

Income taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered or settled. Realization of deferred tax assets is dependent upon future taxable income. A valuation allowance is recognized if it is more likely than not that some portion or all of a deferred tax asset will not be realized based on the weight of available evidence, including expected future earnings. As of December 31, 2024 and 2023, management believes it is more likely than not that no benefits will be derived from the Company’s deferred tax assets.

The Company recognizes an uncertain tax position in its consolidated financial statements when it concludes that a tax position is more likely than not to be sustained upon examination based solely on its technical merits. Only after a tax position passes the first step of recognition will measurement be required. Under the measurement step, the tax benefit is measured as the largest amount of benefit that is more likely than not to be realized upon effective settlement. This is determined on a cumulative probability basis. The full impact of any change in recognition or measurement is reflected in the period in which such change occurs. As of December 31, 2024 and 2023, the Company has not recorded any uncertain tax positions.

The tax years from 2021 and forward are subject to examination by federal tax and state tax authorities. In addition, tax years with net operating loss carryforwards are subject to examination, three years following the year they are utilized. The Company has not been informed by any tax authorities for any jurisdiction that any of its tax years is under examination.

SAFE Liability

SAFE Liability

The SAFE instruments issued in August 2024 and October 2024 have the potential for cash settlement upon the occurrence of certain “liquidity events” (including a change of control, direct listing, or initial public offering) and “dissolution events” (including voluntary termination of operations, a general assignment for the benefit of the Company’s creditors, or any other liquidation, dissolution or winding up of the Company (excluding a liquidity event), whether voluntary or involuntary). The instruments at the election of the holder, can also be settled in shares of the Company’s common stock, which are contingently redeemable upon a liquidation event that may obligate the Company to transfer assets at some point in the future. The SAFE instruments were determined to be liability classified on issuance and recorded at estimated fair value. The SAFE instruments are subject to remeasurement at each reporting date with changes in estimated fair value recognized in other income (expense) in the consolidated statements of operations until settlement or termination in cash or shares. The SAFE liability was settled in conjunction with the Offering. Refer to Note 4 and Note 6 for additional information.

Redeemable convertible preferred stock

Redeemable convertible preferred stock

The Company recorded shares of its redeemable convertible preferred stock at their respective fair values on the dates of issuance, net of issuance costs. The Company classified its preferred stock outside of total stockholders’ deficit because, in the event of certain “liquidation events” (including a merger, acquisition or sale of all or substantially all of the Company’s assets) that were not solely within the control of the Company, the shares would become redeemable at the option of the holders. Subsequent adjustments to increase or decrease the carrying values to the liquidation values were made only if and when it became probable that such liquidation event would occur. Each share of Legacy Lomond’s redeemable convertible preferred stock outstanding immediately prior to the closing of the Merger was cancelled and converted into the right to receive one share of common stock of the Company. Refer to Note 5 for additional information.

Redeemable convertible preferred stock

The Company records shares of its redeemable convertible preferred stock at their respective fair values on the dates of issuance, net of issuance costs. The Company classifies its preferred stock outside of total stockholders’ deficit because, in the event of certain “liquidation events” (including a merger, acquisition or sale of all or substantially all of the Company’s assets) that are not solely within the control of the Company, the shares would become redeemable at the option of the holders. Subsequent adjustments to increase or decrease the carrying values to the liquidation values are made only if and when it becomes probable that such liquidation event will occur. Each share of Legacy Lomond’s redeemable convertible preferred stock outstanding immediately prior to the closing of the Merger was cancelled and converted into the right to receive one share of common stock of the Company. Refer to Note 6 for additional information.

Common stock warrants

Common stock warrants

The Company accounts for warrants in accordance with the guidance contained in ASC 815, Derivatives and Hedging. Under ASC 815-40, warrants that meet the criteria for equity treatment are recorded in stockholders’ equity. The warrants are subject to re-evaluation of the proper classification and accounting treatment at each reporting period. If the warrants no longer meet the criteria for equity treatment, they will be recorded as a liability and remeasured each period with changes recorded in the statement of operations. The Company values warrants using an option pricing model.

Common stock warrants

The Company accounts for warrants in accordance with the guidance contained in ASC 815, Derivatives and Hedging. Under ASC 815-40, warrants that meet the criteria for equity treatment are recorded in stockholders’ equity. The warrants are subject to re-evaluation of the proper classification and accounting treatment at each reporting period. If the warrants no longer meet the criteria for equity treatment, they will be recorded as a liability and remeasured each period with changes recorded in the consolidated statement of operations. The Company values warrants using an option pricing model.

Stock-based compensation

Stock-based compensation

The Company measures share-based awards, including stock options issued by the Company, and common units in its Former Parent, at their grant-date fair value and records compensation expense over the requisite service period, which is the vesting period of the awards. The Company accounts for forfeitures as they occur.

The grant date fair value of employee and non-employee awards are determined using the Black-Scholes option pricing model, which includes inputs such as the fair value of the Company’s common stock, expected term, risk-free rate, expected stock price volatility over the expected term, and expected dividend yield. For all options granted, the Company calculated the expected term based on the simplified method. The Company has no publicly available stock information and therefore, the Company used the historical volatility of the stock price of similar publicly traded peer companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The Company does not anticipate that dividends will be distributed in the near future.

The absence of an active market for the Company’s common stock requires the Company’s Board of Directors to determine the fair value of its common stock for purposes of granting options. The Company obtains third-party valuations to assist the Board of Directors in determining the fair value of the Company’s common stock.

Stock-based compensation

The Company measures share-based awards, including stock options issued by the Company, and common units in its former Parent, at their grant-date fair value and records compensation expense over the requisite service period, which is the vesting period of the awards. The Company accounts for forfeitures as they occur.

The grant date fair value of employee and non-employee awards are determined using the Black-Scholes option pricing model, which includes inputs such as the fair value of the Company’s common stock, expected term, risk-free rate, expected stock price volatility over the expected term, and expected dividend yield. For all options granted, the Company calculated the expected term based on the simplified method. The Company has no publicly available stock information and therefore, the Company used the historical volatility of the stock price of similar publicly traded peer companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The Company does not anticipate that dividends will be distributed in the near future.

The absence of an active market for the Company’s common stock requires the Company’s Board of Directors to determine the fair value of its common stock for purposes of granting options. The Company obtains third-party valuations to assist the Board of Directors in determining the fair value of the Company’s common stock.

Net loss per share

Net loss per share

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted method based on the nature of such securities. For periods in which the Company reports net losses, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, because potentially dilutive shares of common stock are not assumed to have been issued if their effect is anti-dilutive.

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	Three Months Ended March 31,
	2025	2024
Convertible preferred stock	—	13,661,416
Stock options	4,329,617	—
Placement agent warrants	275,410	—
	4,605,027	13,661,416

Net loss per share

Net loss per share attributable to common stockholders is computed using the two-class method required for participating securities based upon their respective rights to receive dividends as if all income for the period has been distributed. The Company’s participating securities include the Company’s redeemable convertible preferred stock. The holders of redeemable convertible preferred stock do not have a contractual obligation to share in losses of the Company, and, therefore, during periods of loss there is no allocation required under the two-class method.

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted method based on the nature of such securities. For periods in which the Company reports net losses, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, because potentially dilutive shares of common stock are not assumed to have been issued if their effect is anti-dilutive.

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	December 31,
	2024	2023
Convertible preferred stock	—	13,661,416
Stock options	4,329,617	—
Placement agent warrants	275,410	—
	4,605,027	13,661,416

Segments

Segments

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources in assessing performance. The Company has one operating segment. The Company’s chief operating decision maker (“CODM”) is the Executive team, which includes the Chief Executive officer and Chairman, and the President and Chief Operating Officer. The Company’s CODM manages the Company’s operations on a consolidated basis for the purpose of allocating resources. The CODM assesses performance for its segment based on net loss, which is reported on the consolidated statements of operations and comprehensive loss. The measure of segment assets is reported on the balance sheet as total assets. The CODM is provided with forecasted entity-wide expense models in deciding how to invest into the segment. Other segment items included in the condensed consolidated statements of operations for the three months ended March 31, 2025 of $0.3 million consisted of (i) interest income, (ii) interest expense, and (iii) other income.

Segments

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources in assessing performance. The Company has one operating segment. The Company’s chief operating decision maker (“CODM”) is the Executive team, which includes the Chief Executive officer and Chairman, and the President and Chief Operating Officer. The Company’s CODM manages the Company’s operations on a consolidated basis for the purpose of allocating resources. The CODM assesses performance for its segment based on net loss, which is reported on the consolidated statements of operations and comprehensive loss. The measure of segment assets is reported on the balance sheet as total assets. The CODM is provided with forecasted entity-wide expense models in deciding how to invest into the segment. Other segment items included in the consolidated statements of operations for the years ended December 31, 2024 and 2023 of $0.8 million and $0.2 million, respectively, consisted of (i) changes in fair value of SAFE liabilities, (ii) interest income, (iii) interest expense, and (iv) other expense.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Updated (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which expands the disclosure required for income taxes. This ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The amendment should be applied on a prospective basis while retrospective application is permitted. The Company adopted this ASU effective January 1, 2025 and will include relevant disclosures as needed within the annual report on Form 10-K as of December 31, 2025.

Recently Adopted Accounting Pronouncements

The Company adopted the FASB’s ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), effective as of January 1, 2024 using the modified retrospective method. Among other amendments, ASU 2020-06 eliminates the cash conversion and beneficial conversion feature models in ASC 470-20, Debt with Conversion and Other Options, that require an issuer of certain convertible debt and preferred stock to separately account for embedded conversion features as a component of equity, as well as changed the accounting for diluted earnings-per-share for convertible instruments and contracts that may be settled in cash or stock. Additionally, ASU 2020-06 requires that the if-converted method, which is more dilutive than the treasury stock method, be used for all convertible instruments. The Company applied ASU 2020-06 to all redeemable convertible preferred stock during 2024, accordingly the Company did not apply the cash conversion or beneficial conversion feature models in its analysis of redeemable convertible preferred stock, the impact of which was not material.

The Company adopted the FASB’s ASU 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires public companies to disclose for each reportable segment the significant expense categories and amounts for such expenses. The Company incorporated the improved segment disclosures in the summary of significant accounting policies, herein, the impact of which was not material.

Recently Issued but not yet Adopted Accounting Pronouncements

Recently Issued but not yet Adopted Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which is intended to provide more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation and amortization) included in certain expense captions presented on the consolidated statement of operations. The guidance in this ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either (1) prospectively to financial statements issued for periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the consolidated financial statements. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its consolidated financial statement disclosures.

Recently Issued but not yet Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which expands the disclosure required for income taxes. This ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The amendment should be applied on a prospective basis while retrospective application is permitted. The Company is currently evaluating the effect of this ASU on its disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which is intended to provide more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation and amortization) included in certain expense captions presented on the consolidated statement of operations. The guidance in this ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either (1) prospectively to financial statements issued for periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the consolidated financial statements. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its consolidated financial statement disclosures.

Short-term investments

Short-term investments

The Company classifies certificates of deposit with original maturities greater than three months but less than one year as short-term investments. These investments are recorded at cost, which approximates fair value due to their short-term nature and fixed interest rates. Certificates of deposit are classified as short-term investments on the balance sheet based on their maturity dates and the Company's intention to hold them until maturity. During the three months ended March 31, 2025, interest earned on short-term investments was de minimis.

Tax incentive receivable

Tax incentive receivable

The Company is eligible to receive a cash refund from the Australian Taxation Office for eligible research and development (“R&D”) expenditures under the Australian Research and Development Tax Incentive Program (the “Australian Tax Incentive”). The Australian Tax Incentive is recognized as a reduction to R&D expense when the relevant expenditure has been incurred, the amount can be reliably measured and that the Australian Tax Incentive will be received. The Company’s Australian subsidiary began operations in the first quarter of 2025, and the Company has recognized reductions to R&D expenses of $0.7 million for the three months ended March 31, 2025.